Investment Objectives and Goals - T. Rowe Price Cash Reserves Fund	Dec. 22, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income.